UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.77%
	Aerospace & Defense - 1.56%
1,890,000	GenCorp, Inc. (a)(b)	$17,293,500
341,500	Teledyne Technologies, Inc. (a)	22,221,405
		39,514,905
	Building Products - 0.98%
395,000	A.O. Smith Corporation	24,912,650
	Capital Markets - 2.15%
363,000	Gamco Investors, Inc. (c)	19,264,410
678,300	Manning & Napier, Inc.	8,546,580
767,000	Waddell & Reed Financial, Inc. (b)	26,706,940
		54,517,930
	Chemicals - 2.82%
290,000	Ashland, Inc.	23,318,900
1,120,400	Chemtura Corp. (a)	23,819,704
361,000	W.R. Grace & Co. (a)	24,270,030
		71,408,634
	Commercial Banks - 2.84%
1,122,000	Associated Banc Corp.	14,720,640
1,495,112	Boston Private Financial Holdings, Inc.	13,470,959
1,073,500	FirstMerit Corp. (b)	15,232,965
781,000	Wintrust Financial Corp. (b)	28,662,700
		72,087,264
	Commercial Services & Supplies - 1.57%
523,000	Avery Dennison Corp.	18,263,160
608,200	Corrections Corporation of America	21,572,854
		39,836,014
	Computers & Peripherals - 0.90%
899,000	NCR Corp. (a)	22,906,520
	Construction & Engineering - 2.17%
503,500	Chicago Bridge & Iron Co. - ADR	23,337,225
1,116,985	Great Lakes Dredge & Dock Corp.	9,974,676
831,000	The Babcock & Wilcox Co. (a)	21,772,200
		55,084,101
	Containers & Packaging - 0.92%
335,000	Rock-Tenn Co.	23,419,850
	Diversified Financial Services - 4.92%
1,056,841	Air Lease Corp. (a)(b)	22,722,082
713,000	CBOE Holdings, Inc.	21,004,980
765,000	Fidelity National Financial, Inc.	18,015,750
486,500	MarketAxess Holdings, Inc.	17,173,450
765,000	PHH Corp. (a)(b)	17,403,750
656,400	Walter Investment Management Corp. (a)	28,238,328
		124,558,340
	Electric Utilities - 0.88%
420,500	Allete, Inc.	17,232,090
251,692	PNM Resources, Inc.	5,162,203
		22,394,293
	Electrical Equipment - 3.89%
249,000	Acuity Brands, Inc.	16,864,770
623,200	AZZ, Inc.	23,949,576
381,854	Franklin Electric, Inc.	23,739,863
426,000	Generac Holdings, Inc.	14,616,060
275,200	Regal Beloit Corp.	19,393,344
		98,563,613
	Energy Equipment & Services - 2.61%
425,500	Dresser-Rand Group, Inc. (a)	23,887,570
297,500	Dril-Quip, Inc. (a)	21,732,375
993,063	Helix Energy Solutions Group, Inc. (a)	20,496,820
		66,116,765
	Food Products - 1.43%
800,000	Flowers Foods, Inc.	18,616,000
736,000	Snyders-Lance, Inc.	17,744,960
		36,360,960
	Gas Utilities - 0.60%
300,000	South Jersey Industries, Inc. (b)	15,099,000
	Health Care Equipment & Supplies - 2.14%
696,000	Hill-Rom Holdings, Inc.	19,836,000
1,704,694	Symmetry Medical, Inc. (a)	17,933,381
789,000	Wright Medical Group, Inc. (a)(b)	16,561,110
		54,330,491
	Health Care Providers & Services - 1.83%
931,000	Hanger Orthopedic Group, Inc. (a)	25,472,160
612,500	Patterson Companies, Inc.	20,965,875
		46,438,035
	Home Furnishings - 0.92%
795,000	Fortune Brands Home & Security, Inc. (a)	23,229,900
	Hotels, Restaurants & Leisure - 6.97%
1,975,021	Carrols Restaurant Group, Inc. (a)(c)	11,810,626
45,000	Cracker Barrel Old Country Store, Inc.	2,891,700
5,728,850	Denny's Corp. (a)(c)	27,956,788
427,000	DineEquity, Inc. (a)(b)	28,609,000
703,000	Fiesta Restaurant Group, Inc. (a)	10,769,960
2,012,000	Krispy Kreme Doughnuts, Inc. (a)(b)	18,872,560
555,000	Marriott Vacations Worldwide Corp. (a)	23,126,850
450,000	Vail Resorts, Inc. (b)	24,340,500
533,600	Wyndham Worldwide Corp.	28,392,856
		176,770,840
	Household Durables - 4.34%
613,171	Lennar Corp. (b)	23,711,323
487,500	Meritage Homes Corp. (a)	18,208,125
1,425,000	Pulte Group, Inc. (a)	25,878,000
678,000	Ryland Group, Inc. (b)	24,747,000
543,000	Toll Brothers, Inc. (a)(b)	17,555,190
		110,099,638
	Industrial Conglomerates - 0.90%
976,000	ITT Corp. (b)	22,896,960
	Insurance - 5.62%
1,077,500	First American Financial Corp.	25,956,975
650,400	Hanover Insurance Group, Inc.	25,196,496
722,000	HCC Insurance Holdings, Inc.	26,865,620
234,500	PartnerRe Ltd.	18,874,905
405,000	Reinsurance Group of America, Inc.	21,675,600
633,000	W.R. Berkley Corp.	23,889,420
		142,459,016
	IT Services - 2.72%
900,000	Broadridge Financial Solutions, Inc.	20,592,000
800,000	Corelogic, Inc. (a)	21,536,000
354,500	Wex, Inc. (a)	26,718,665
		68,846,665
	Machinery - 11.60%
628,791	Colfax Corp. (a)(b)	25,371,717
545,000	EnPro Industries, Inc. (a)	22,290,500
1,084,824	John Bean Technologies Corp.	19,277,322
750,000	L.B. Foster Co. (c)	32,580,000
473,000	RBC Bearings, Inc. (a)	23,683,110
1,138,000	Rexnord Corp. (a)(b)	24,239,400
513,000	Tennant Co.	22,546,350
898,500	Terex Corp. (a)	25,256,835
1,028,761	Titan International, Inc. (b)	22,344,689
717,000	Trinity Industries, Inc.	25,682,940
168,000	Valmont Industries, Inc.	22,940,400
318,000	Wabtec Corp.	27,837,720
		294,050,983
	Media - 2.98%
332,000	AMC Networks, Inc. (a)	16,434,000
1,903,000	Belo Corp.	14,596,010
509,000	Lamar Advertising Co. (a)(b)	19,723,750
562,000	Madison Square Garden, Inc. (a)	24,924,700
		75,678,460
	Metals & Mining - 2.17%
532,000	AMCOL International Corp.	16,321,760
384,000	Kaiser Aluminum Corp.	23,688,960
954,790	Suncoke Energy, Inc. (a)	14,885,176
		54,895,896
	Oil, Gas & Consumable Fuels - 3.14%
719,000	Carrizo Oil & Gas, Inc. (a)	15,041,480
710,000	Gulfport Energy Corp. (a)	27,136,200
717,800	Oasis Petroleum, Inc. (a)	22,826,040
816,835	Sanchez Energy Corp. (a)(b)	14,703,030
		79,706,750
	Paper & Forest Products - 1.69%
449,000	Clearwater Paper Corp. (a)	17,582,840
358,500	Deltic Timber Corp. (b)	25,317,270
		42,900,110
	Real Estate Investment Trusts (REITs) - 2.68%
730,001	Ryman Hospitality Properties, Inc. (b)	28,075,827
975,057	Sabra Health Care REIT, Inc.	21,178,238
1,045,000	Spirit Reality Capital, Inc. (a)(b)	18,580,100
		67,834,165
	Real Estate Management & Development - 1.66%
1,344,230	Forestar Group, Inc. (a)	23,295,506
256,112	Howard Hughes Corp. (a)	18,701,298
		41,996,804
	Road & Rail - 3.95%
190,000	AMERCO	24,093,900
1,226,000	Avis Budget Group, Inc. (a)	24,299,320
368,000	Genesee & Wyoming, Inc. (a)	27,997,440
284,000	Kansas City Southern	23,708,320
		100,098,980
	Software - 1.27%
2,082,900	Comverse Technology, Inc. (a)	7,998,336
298,790	Comverse, Inc. (a)	8,524,479
982,847	Monotype Imaging Holdings, Inc.	15,705,895
		32,228,710
	Specialty Retail - 3.71%
464,000	Aaron's, Inc.	13,121,920
614,000	Foot Locker, Inc.	19,721,680
801,000	Penske Automotive Group, Inc. (b)	24,102,090
282,000	PetSmart, Inc.	19,271,880
760,000	Sally Beauty Holdings, Inc. (a)	17,913,200
		94,130,770
	Textiles, Apparel & Luxury Goods - 0.77%
546,000	Hanesbrands, Inc. (a)	19,557,720
	Thrifts & Mortgage Finance - 7.64%
906,000	Capitol Federal Financial	10,591,140
1,101,500	Home Federal Bancorp, Inc. (c)	13,691,645
1,057,195	Hometrust Bancshares, Inc. (a)	14,282,704
481,000	Iberiabank Corp.	23,626,720
953,352	Investors Bancorp, Inc.	16,950,599
1,160,000	Northwest Bancshares, Inc.	14,082,400
873,000	OceanFirst Financial Corp.	12,003,750
1,297,000	Oritani Financial Corp.	19,870,040
1,377,500	Provident Financial Services, Inc. (b)	20,552,300
1,151,500	Rockville Financial, Inc.	14,854,350
449,500	Territorial Bancorp, Inc.	10,271,075
1,091,000	ViewPoint Financial Group	22,845,540
		193,622,263
	Trading Companies & Distributors - 0.93%
642,000	Kaman Corp. (b)	23,625,600
	Transportation Infrastructure - 0.90%
500,000	Macquarie Infrastructure Company LLC	22,780,000
	Total Common Stocks (Cost $1,777,352,678)	$2,554,959,595

Contracts
	WARRANTS - 0.00%
	Oil, Gas & Consumable Fuels - 0.00%
187,500	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50	$3,750
	Total Warrants (Cost $0)	$3,750

Principal
Amount

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.47%
	Repurchase Agreements - 2.42%
61,312,000	Credit Suisse First Boston Repurchase Agreement, (Dated 12/31/2012), 0.20%,
	due 1/2/13, (Repurchased proceeds $61,312,681); [Collateralized by
	$142,005,000 U.S. Treasury STRIP 4.375%, 5/15/40 (Market Value $62,540,425)]	$61,312,000

Shares
	Money Market Funds - 0.05%
2,623	DWS Money Market Series Fund, 0.13%	2,623
407,620	Goldman Sachs Financial Square Money Market Fund, 0.14%	407,620
607,597	HSBC Investment Prime Money Market Fund, 0.11%	607,597
317,005	JPMorgan Prime Money Market Fund, 0.12%	317,005
		1,334,845
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $62,646,845)	$62,646,845

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
504	Fidelity Government Portfolio, 0.01%	$504
	Total Short Term Investments (Cost $504)	$504

	Total Investments (Cost $1,840,000,027) - 103.24%	$2,617,610,694
	Liabilities in Excess of Other Assets - (3.24)%	(82,143,271)
	TOTAL NET ASSETS - 100.00%	$2,535,467,423

Percentages are stated as a percent of net assets.

ADR-	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.82%
	Auto Components - 1.26%
43,000	Superior Industries International, Inc.	$877,200
	Building Products - 0.81%
9,000	A.O. Smith Corporation	567,630
	Capital Markets - 1.96%
25,200	Arlington Asset Investment Corp.	523,404
66,700	Manning & Napier, Inc.	840,420
		1,363,824
	Chemicals - 2.37%
18,500	Innophos Holdings, Inc.	860,250
45,000	KMG Chemicals, Inc.	790,650
		1,650,900
	Commercial Banks - 6.55%
71,000	BancorpSouth, Inc.	1,032,340
52,600	Columbia Banking System, Inc.	943,644
49,900	FirstMerit Corp.	708,081
62,200	Glacier Bancorp, Inc.	914,962
26,400	Wintrust Financial Corp.	968,880
		4,567,907
	Commercial Services & Supplies - 1.08%
23,400	Deluxe Corp.	754,416
	Communications Equipment - 1.65%
35,000	Adtran, Inc.	683,900
44,900	Communications Systems, Inc.	466,960
		1,150,860
	Construction & Engineering - 1.59%
73,900	Primoris Services Corp.	1,111,456
	Containers & Packaging - 1.15%
11,900	Bemis, Inc.	398,174
5,800	Rock-Tenn Co.	405,478
		803,652
	Diversified Consumer Services - 1.08%
59,000	EPIQ Systems, Inc.	754,020
	Diversified Financial Services - 0.85%
13,849	Walter Investment Management Corp. (a)	595,784
	Electric Utilities - 5.10%
23,200	Allete, Inc.	950,736
18,200	Cleco Corp.	728,182
31,900	El Paso Electric Co.	1,017,929
41,887	PNM Resources, Inc.	859,102
		3,555,949
	Electrical Equipment - 0.66%
6,500	Regal Beloit Corp.	458,055
	Electronic Equipment, Instruments & Components - 1.40%
6,900	MTS Systems Corp.	351,417
55,000	Richardson Electronics Ltd.	622,600
		974,017
	Energy Equipment & Services - 2.69%
23,800	Bristow Group, Inc.	1,277,108
10,300	Lufkin Industries, Inc.	598,739
		1,875,847
	Food & Staples Retailing - 0.48%
75,500	Roundy's, Inc.	335,975
	Food Products - 0.45%
11,000	B & G Foods, Inc.	311,410
	Gas Utilities - 1.16%
16,000	South Jersey Industries, Inc.	805,280
	Health Care Equipment & Supplies - 2.57%
34,100	CONMED Corporation	953,095
41,500	Meridian Bioscience, Inc.	840,375
		1,793,470
	Health Care Providers & Services - 3.70%
15,700	Chemed Corp.	1,076,863
13,800	Owens & Minor, Inc.	393,438
40,200	U. S. Physical Therapy, Inc.	1,107,108
		2,577,409
	Hotels, Restaurants & Leisure - 0.95%
54,000	Einstein Noah Restaurant Group, Inc.	659,340
	Insurance - 5.24%
25,300	Arthur J. Gallagher & Co.	876,645
20,000	Eastern Insurance Holdings, Inc.	341,600
122,800	Meadowbrook Insurance Group, Inc.	709,784
46,800	Protective Life Corp.	1,337,544
7,200	Reinsurance Group of America, Inc.	385,344
		3,650,917
	IT Services - 0.52%
17,000	Total System Services, Inc.	364,140
	Machinery - 6.97%
60,700	John Bean Technologies Corp.	1,078,639
4,300	Snap-On, Inc.	339,657
22,300	Tennant Co.	980,085
44,900	Titan International, Inc.	975,228
41,400	Trinity Industries, Inc.	1,482,948
		4,856,557
	Marine - 0.58%
46,000	Nordic American Tanker Shipping Ltd.	402,500
	Media - 2.47%
14,300	Arbitron, Inc.	667,524
137,400	Belo Corp.	1,053,858
		1,721,382
	Multi-line Retail - 0.69%
19,500	Stage Stores, Inc.	483,210
	Multi-Utilities - 1.89%
41,300	Global Power Equipment Group, Inc.	708,295
17,500	Northwestern Corp.	607,775
		1,316,070
	Oil, Gas & Consumable Fuels - 2.98%
28,000	Berry Petroleum Co.	939,400
27,600	World Fuel Services Corp.	1,136,292
		2,075,692
	Paper & Forest Products - 1.16%
28,300	Neenah Paper, Inc.	805,701
	Real Estate Investment Trusts (REITs) - 12.57%
135,000	CorEnergy Infrastructure Trust, Inc.	814,050
10,400	Equity Lifestyle Properties, Inc.	699,816
31,000	Government Properties Income Trust	743,070
31,300	Healthcare Realty Trust, Inc.	751,513
63,000	Sabra Health Care REIT, Inc.	1,368,360
12,700	Sovran Self Storage, Inc.	788,670
59,000	Spirit Reality Capital, Inc. (a)	1,049,020
80,300	STAG Industrial, Inc.	1,442,991
116,000	Summit Hotel Properties, Inc.	1,102,000
		8,759,490
	Semiconductors & Semiconductor Equipment - 1.36%
87,200	Cohu, Inc.	945,248
	Software - 0.67%
11,900	Jack Henry & Associates, Inc.	467,194
	Specialty Retail - 2.70%
9,800	Aaron's, Inc.	277,144
22,300	Destination Maternity Corp.	480,788
34,900	Foot Locker, Inc.	1,120,988
		1,878,920
	Textiles, Apparel & Luxury Goods - 0.89%
43,800	R.G. Barry Corp.	620,646
	Thrifts & Mortgage Finance - 7.98%
41,500	Franklin Financial Corp.	688,070
15,200	Iberiabank Corp.	746,624
80,600	Northwest Bancshares, Inc.	978,484
63,700	Oritani Financial Corp.	975,884
41,100	Territorial Bancorp, Inc.	939,135
59,000	ViewPoint Financial Group	1,235,460
		5,563,657
	Trading Companies & Distributors - 2.79%
27,500	Kaman Corp.	1,012,000
29,600	Textainer Group Holdings Ltd.	931,216
		1,943,216
	Transportation Infrastructure - 1.69%
25,800	Macquarie Infrastructure Company LLC	1,175,448
	Water Utilities - 1.16%
32,200	Aqua America, Inc.	818,524
	Total Common Stocks (Cost $57,170,277)	$65,392,913

	PREFERRED STOCKS - 0.47%
	Real Estate Investment Trusts (REITs) - 0.47%
6,050	Strategic Hotels & Resorts, Inc., Series B, 8.25%	$151,250
7,050	Strategic Hotels & Resorts, Inc., Series C, 8.25%	171,950
	Total Preferred Stocks (Cost $336,787)	$323,200

	EXCHANGE TRADED FUNDS - 0.27%
	Funds, Trusts & Other Financial Vehicles - 0.27%
2,500	iShares Russell 2000 Value Index Fund	$188,775
	Total Exchange Traded Funds (Cost $172,265)	$188,775

	SHORT TERM INVESTMENTS - 2.83%
	Money Market Funds - 2.83%
1,974,222	Fidelity Government Portfolio, 0.01%	$1,974,222
	Total Short Term Investments (Cost $1,974,222)	$1,974,222

	Total Investments (Cost $59,653,551) - 97.39%	$67,879,110
	Other Assets in Excess of Liabilities - 2.61%	1,817,915
	TOTAL NET ASSETS - 100.00%	$69,697,025

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.51%
	Aerospace & Defense - 1.07%
223,000	GenCorp, Inc. (a)	$2,040,450
	Auto Components - 1.12%
56,000	Delphi Automotive PLC (a)	2,142,000
	Building Products - 1.09%
33,000	A.O. Smith Corporation	2,081,310
	Capital Markets - 3.12%
78,000	Invesco Ltd.	2,035,020
152,000	Manning & Napier, Inc.	1,915,200
44,000	Oaktree Capital Group LLC	2,001,560
		5,951,780
	Chemicals - 3.12%
26,000	Ashland, Inc.	2,090,660
89,000	Chemtura Corp. (a)	1,892,140
29,500	W.R. Grace & Co. (a)	1,983,285
		5,966,085
	Commercial Banks - 2.99%
149,000	Associated Banc Corp.	1,954,880
210,000	Boston Private Financial Holdings, Inc.	1,892,100
51,000	Wintrust Financial Corp.	1,871,700
		5,718,680
	Commercial Services & Supplies - 5.31%
194,000	A.T. Cross Company (a)	2,091,320
59,000	Avery Dennison Corp.	2,060,280
57,500	Corrections Corporation of America	2,039,525
61,548	Iron Mountain, Inc.	1,911,065
44,000	The ADT Corporation (a)	2,045,560
		10,147,750
	Construction & Engineering - 3.25%
46,000	Chicago Bridge & Iron Co. - ADR	2,132,100
230,000	Great Lakes Dredge & Dock Corp.	2,053,900
77,500	The Babcock & Wilcox Co. (a)	2,030,500
		6,216,500
	Consumer Finance - 0.97%
48,000	Discover Financial Services	1,850,400
	Diversified Financial Services - 5.19%
87,000	Air Lease Corp. (a)	1,870,500
52,000	CIT Group, Inc. (a)	2,009,280
86,000	Fidelity National Financial, Inc.	2,025,300
91,000	PHH Corp. (a)	2,070,250
45,000	Walter Investment Management Corp. (a)	1,935,900
		9,911,230
	Electrical Equipment - 2.13%
33,000	Franklin Electric, Inc.	2,051,610
59,000	Generac Holdings, Inc.	2,024,290
		4,075,900
	Energy Equipment & Services - 2.13%
26,500	Dril-Quip, Inc. (a)	1,935,825
103,000	Helix Energy Solutions Group, Inc. (a)	2,125,920
		4,061,745
	Food Products - 2.11%
85,000	Flowers Foods, Inc.	1,977,950
73,000	Hillshire Brands Co.	2,054,220
		4,032,170
	Health Care Equipment & Supplies - 4.21%
33,500	Covidien PLC	1,934,290
67,000	Hill-Rom Holdings, Inc.	1,909,500
199,000	Symmetry Medical, Inc. (a)	2,093,480
100,000	Wright Medical Group, Inc. (a)	2,099,000
		8,036,270
	Health Care Providers & Services - 2.07%
46,000	Cardinal Health, Inc.	1,894,280
75,500	Hanger Orthopedic Group, Inc. (a)	2,065,680
		3,959,960
	Home Furnishings - 1.06%
69,100	Fortune Brands Home & Security, Inc. (a)	2,019,102
	Hotels, Restaurants & Leisure - 8.56%
324,000	Carrols Restaurant Group, Inc. (a)	1,937,520
31,500	Cracker Barrel Old Country Store, Inc.	2,024,190
405,000	Denny's Corp. (a)	1,976,400
31,000	DineEquity, Inc. (a)	2,077,000
137,097	Fiesta Restaurant Group, Inc. (a)	2,100,326
220,000	Krispy Kreme Doughnuts, Inc. (a)	2,063,600
50,500	Marriott Vacations Worldwide Corp. (a)	2,104,335
39,000	Wyndham Worldwide Corp.	2,075,190
		16,358,561
	Household Durables - 3.25%
55,500	Meritage Homes Corp. (a)	2,072,925
115,000	Pulte Group, Inc. (a)	2,088,400
63,500	Toll Brothers, Inc. (a)	2,052,955
		6,214,280
	Industrial Conglomerates - 1.12%
91,000	ITT Corp.	2,134,860
	Insurance - 1.98%
51,000	Arthur J. Gallagher & Co.	1,767,150
84,000	First American Financial Corp.	2,023,560
		3,790,710
	IT Services - 1.11%
28,000	Wex, Inc. (a)	2,110,360
	Machinery - 12.00%
97,000	Briggs & Stratton Corp.	2,044,760
51,700	Colfax Corp. (a)	2,086,095
49,000	EnPro Industries, Inc. (a)	2,004,100
118,000	John Bean Technologies Corp.	2,096,860
47,000	L.B. Foster Co.	2,041,680
98,008	Rexnord Corp. (a)	2,087,571
49,500	Tennant Co.	2,175,525
77,000	Terex Corp. (a)	2,164,470
97,500	Titan International, Inc.	2,117,700
58,200	Trinity Industries, Inc.	2,084,724
23,000	Wabtec Corp.	2,013,420
		22,916,905
	Media - 3.15%
255,000	Belo Corp.	1,955,850
52,000	Lamar Advertising Co. (a)	2,015,000
45,900	Madison Square Garden, Inc. (a)	2,035,665
		6,006,515
	Metals & Mining - 2.11%
33,000	Kaiser Aluminum Corp.	2,035,770
128,000	Suncoke Energy, Inc. (a)	1,995,520
		4,031,290
	Multiline Retail - 1.02%
48,000	Dollar Tree, Inc. (a)	1,946,880
	Oil, Gas & Consumable Fuels - 1.05%
63,000	Oasis Petroleum, Inc. (a)	2,003,400
	Paper & Forest Products - 1.00%
27,000	Deltic Timber Corp.	1,906,740
	Real Estate Investment Trusts (REITs) - 4.50%
40,000	Rayonier, Inc.	2,073,200
60,001	Ryman Hospitality Properties, Inc.	2,307,629
94,000	Sabra Health Care REIT, Inc.	2,041,680
122,000	Spirit Reality Capital, Inc. (a)	2,169,160
		8,591,669
	Road & Rail - 4.29%
100,000	Avis Budget Group, Inc. (a)	1,982,000
20,300	Canadian Pacific Railway Ltd.	2,062,886
27,000	Genesee & Wyoming, Inc. (a)	2,054,160
25,000	Kansas City Southern	2,087,000
		8,186,046
	Software - 3.27%
560,000	Comverse Technology, Inc. (a)	2,150,400
70,900	Comverse, Inc. (a)	2,022,777
130,000	Monotype Imaging Holdings, Inc.	2,077,400
		6,250,577
	Specialty Retail - 3.05%
67,000	Aaron's, Inc.	1,894,760
57,000	Foot Locker, Inc.	1,830,840
69,800	Penske Automotive Group, Inc.	2,100,282
		5,825,882
	Textiles, Apparel & Luxury Goods - 1.05%
56,000	Hanesbrands, Inc. (a)	2,005,920
	Thrifts & Mortgage Finance - 3.98%
154,599	Capitol Federal Financial	1,807,262
164,000	Northwest Bancshares, Inc.	1,990,960
129,000	Oritani Financial Corp.	1,976,280
80,000	Territorial Bancorp, Inc.	1,828,000
		7,602,502
	Transportation Infrastructure - 1.08%
45,300	Macquarie Infrastructure Company LLC	2,063,868
	Total Common Stocks (Cost $140,462,446)	$188,158,297

Contracts
	WARRANTS - 0.00%
	Oil, Gas & Consumable Fuels - 0.00%
22,500	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50	$450
	Total Warrants (Cost $0)	$450
Shares
	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
823	Fidelity Government Portfolio, 0.01%	$823
	Total Short Term Investments (Cost $823)	$823

	Total Investments (Cost $140,463,269) - 98.51%	$188,159,570
	Other Assets in Excess of Liabilities - 1.49%	2,846,457
	TOTAL NET ASSETS - 100.00%	$191,006,027

Percentages are stated as a percent of net assets.

ADR-	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.10%
	Auto Components - 1.21%
18,000	Delphi Automotive PLC (a)	$688,500
	Beverages - 1.98%
18,500	Beam, Inc.	1,130,165
	Capital Markets - 6.24%
20,500	Ameriprise Financial, Inc.	1,283,915
47,500	Invesco Ltd.	1,239,275
22,800	Oaktree Capital Group, LLC	1,037,172
		3,560,362
	Chemicals - 8.34%
15,400	Ashland, Inc.	1,238,314
19,800	FMC Corp.	1,158,696
22,000	Rockwood Holdings, Inc.	1,088,120
19,000	W.R. Grace & Co. (a)	1,277,370
		4,762,500
	Commercial Banks - 1.53%
16,000	BOK Financial Corp.	871,360
	Commercial Services & Supplies - 6.40%
32,000	Avery Dennison Corp.	1,117,440
39,448	Iron Mountain, Inc.	1,224,860
28,200	The ADT Corporation (a)	1,311,018
		3,653,318
	Construction & Engineering - 5.88%
37,000	KBR, Inc.	1,107,040
42,000	Quanta Services, Inc. (a)	1,146,180
42,200	The Babcock & Wilcox Co. (a)	1,105,640
		3,358,860
	Consumer Finance - 1.93%
28,600	Discover Financial Services	1,102,530
	Containers & Packaging - 1.90%
15,500	Rock-Tenn Co.	1,083,605
	Diversified Financial Services - 4.02%
49,503	Air Lease Corp. (a)	1,064,315
32,000	CIT Group, Inc. (a)	1,236,480
		2,300,795
	Energy Equipment & Services - 1.57%
19,900	Unit Corp. (a)	896,495
	Food Products - 1.81%
44,500	Flowers Foods, Inc.	1,035,515
	Health Care Equipment & Supplies - 1.41%
20,300	DENTSPLY International, Inc.	804,083
	Health Care Providers & Services - 1.99%
26,300	AmerisourceBergen Corp.	1,135,634
	Home Furnishings - 1.79%
35,000	Fortune Brands Home & Security, Inc. (a)	1,022,700
	Hotels, Restaurants & Leisure - 3.69%
85,000	MGM Resorts International (a)	989,400
21,000	Wyndham Worldwide Corp.	1,117,410
		2,106,810
	Household Durables - 5.53%
15,000	Jarden Corp.	775,500
29,000	Lennar Corp.	1,121,430
39,000	Toll Brothers, Inc. (a)	1,260,870
		3,157,800
	Industrial Conglomerates - 4.12%
49,650	ITT Corp.	1,164,789
24,200	Pentair Ltd.	1,189,430
		2,354,219
	Insurance - 9.75%
35,500	Arthur J. Gallagher & Co.	1,230,075
28,600	HCC Insurance Holdings, Inc.	1,064,206
14,500	PartnerRe Ltd.	1,167,105
17,500	Reinsurance Group of America, Inc.	936,600
31,000	W.R. Berkley Corp.	1,169,940
		5,567,926
	IT Services - 5.53%
47,000	Broadridge Financial Solutions, Inc.	1,075,360
34,000	Fidelity National Information Services, Inc.	1,183,540
14,500	Teradata Corp. (a)	897,405
		3,156,305
	Media - 5.39%
20,100	AMC Networks, Inc. (a)	994,950
28,700	Lamar Advertising Co. (a)	1,112,125
16,800	Scripps Networks Interactive, Inc.	973,056
		3,080,131
	Multiline Retail - 1.95%
27,400	Dollar Tree, Inc. (a)	1,111,344
	Multi-Utilities - 1.79%
18,100	OGE Energy Corp.	1,019,211
	Oil, Gas & Consumable Fuels - 1.67%
13,000	Continental Resources, Inc. (a)	955,370
	Pharmaceuticals - 1.82%
10,000	Perrigo Co.	1,040,300
	Real Estate Investment Trusts (REITs) - 1.82%
20,000	Rayonier, Inc.	1,036,600
	Road & Rail - 3.53%
7,500	Canadian Pacific Railway Ltd.	762,150
15,000	Kansas City Southern	1,252,200
		2,014,350
	Specialty Retail - 1.68%
14,000	PetSmart, Inc.	956,760
	Textiles, Apparel & Luxury Goods - 1.88%
30,000	Hanesbrands, Inc. (a)	1,074,600
	Water Utilities - 1.95%
30,000	American Water Works Co., Inc.	1,113,900
	Total Common Stocks (Cost $41,350,241)	$57,152,048

	SHORT TERM INVESTMENTS - 0.07%
	Money Market Funds - 0.07%
42,014	Fidelity Government Portfolio, 0.01%	$42,014
	Total Short Term Investments (Cost $42,014)	$42,014

	Total Investments (Cost $41,392,255) - 100.17%	$57,194,062
	Liabilities in Excess of Other Assets - (0.17)%	(97,657)
	TOTAL NET ASSETS - 100.00%	$57,096,405

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 80.59%
	Aerospace & Defense - 0.44%
4,600	Exelis, Inc.	$51,842
	Auto Components - 1.44%
2,500	Autoliv, Inc.	168,475
	Capital Markets - 3.07%
2,300	Ameriprise Financial, Inc.	144,049
4,800	Federated Investors, Inc.	97,104
4,600	Legg Mason, Inc.	118,312
		359,465
	Chemicals - 3.62%
2,400	FMC Corp.	140,448
5,400	RPM International, Inc.	158,544
2,800	Scotts Miracle-Gro Co.	123,340
		422,332
	Commercial Banks - 4.48%
11,100	Associated Banc Corp.	145,632
2,800	BOK Financial Corp.	152,488
4,300	Comerica, Inc.	130,462
10,235	Valley National Bancorp	95,186
		523,768
	Commercial Services & Supplies - 4.25%
2,200	Dun & Bradstreet Corp.	173,030
6,816	Iron Mountain, Inc.	211,637
3,800	Republic Services, Inc.	111,454
		496,121
	Consumer Finance - 1.71%
5,200	Discover Financial Services	200,460
	Containers & Packaging - 2.11%
3,000	Bemis, Inc.	100,380
2,100	Rock-Tenn Co.	146,811
		247,191
	Electric Utilities - 0.93%
3,800	Westar Energy, Inc.	108,756
	Food Products - 5.04%
3,700	Campbell Soup Co.	129,093
5,400	ConAgra Foods, Inc.	159,300
2,800	Ingredion, Inc.	180,404
1,400	J.M. Smucker Co.	120,736
		589,533
	Gas Utilities - 3.71%
2,500	National Fuel Gas Co.	126,725
7,750	Questar Corp.	153,140
4,700	UGI Corp.	153,737
		433,602
	Health Care Equipment & Supplies - 1.40%
2,300	Teleflex, Inc.	164,013
	Health Care Providers & Services - 3.06%
3,700	AmerisourceBergen Corp.	159,766
3,700	CIGNA Corp.	197,802
		357,568
	Hotels, Restaurants & Leisure - 1.82%
4,000	Wyndham Worldwide Corp.	212,840
	Industrial Conglomerates - 1.45%
7,250	ITT Corp.	170,085
	Insurance - 5.62%
5,100	Arthur J. Gallagher & Co.	176,714
6,800	Lincoln National Corp.	176,120
1,700	PartnerRe Ltd.	136,833
3,100	Reinsurance Group of America, Inc.	165,912
		655,579
	IT Services - 3.58%
6,100	Broadridge Financial Solutions, Inc.	139,568
10,600	SAIC, Inc.	119,992
7,400	Total System Services, Inc.	158,508
		418,068
	Machinery - 1.84%
2,000	Snap-On, Inc.	157,980
2,100	Xylem, Inc.	56,910
		214,890
	Media - 2.52%
9,900	Gannett, Inc.	178,299
2,000	Scripps Networks Interactive, Inc.	115,840
		294,139
	Multi-Utilities - 2.11%
1,600	OGE Energy Corp.	90,096
4,250	Wisconsin Energy Corp.	156,613
		246,709
	Oil, Gas & Consumable Fuels - 7.12%
4,000	Cabot Oil & Gas Corp.	198,960
2,600	El Paso Pipeline Partners, L.P.	96,122
2,300	EQT Corp.	135,654
4,600	HollyFrontier Corp.	214,130
3,300	Linn Energy LLC	116,292
2,000	Walter Energy, Inc.	71,760
		832,918
	Real Estate Investment Trusts (REITs) - 7.79%
1,800	Alexandria Real Estate Equities, Inc.	124,776
8,500	Duke Realty Corp.	117,895
2,800	EPR Properties	129,108
5,200	Hospitality Properties Trust	121,784
5,200	Mack Cali Realty Corp.	135,772
12,800	Retail Properties of America, Inc.	153,216
4,800	Weingarten Realty Investors	128,496
		911,047
	Real Estate Management & Development - 1.05%
7,200	Brookfield Office Properties, Inc.	122,472
	Road & Rail - 1.15%
2,700	Ryder System, Inc.	134,811
	Semiconductors & Semiconductor Equipment - 1.32%
4,500	Linear Technology Corp.	154,350
	Software - 1.14%
3,400	Jack Henry & Associates, Inc.	133,484
	Specialty Retail - 2.67%
3,900	Aaron's, Inc.	110,292
6,300	Foot Locker, Inc.	202,355
		312,647
	Textiles, Apparel & Luxury Goods - 0.70%
540	V.F. Corp.	81,524
	Thrifts & Mortgage Finance - 1.80%
14,000	First Niagara Financial Group, Inc.	111,020
8,200	People's United Financial, Inc.	99,138
		210,158
	Water Utilities - 1.65%
5,200	American Water Works Co., Inc.	193,076
	Total Common Stocks (Cost $7,755,319)	$9,421,923

	SHORT TERM INVESTMENTS - 2.13%
	Money Market Funds - 2.13%
249,252	Fidelity Government Portfolio, 0.01%	$249,252
	Total Short Term Investments (Cost $249,252)	$249,252

	Total Investments (Cost $8,004,571) - 82.72%	$9,671,175
	Other Assets in Excess of Liabilities - 17.28%	2,019,908
	TOTAL NET ASSETS - 100.00%	$11,691,083

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley All Cap Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.01%
	Auto Components - 1.58%
36,000	Delphi Automotive PLC (a)	$1,377,000
	Beverages - 1.37%
17,500	PepsiCo, Inc.	1,197,525
	Capital Markets - 4.48%
54,000	Invesco Ltd.	1,408,860
90,689	Manning & Napier, Inc.	1,142,681
35,000	Raymond James Financial, Inc.	1,348,550
		3,900,091
	Chemicals - 4.74%
18,000	Ashland, Inc.	1,447,380
23,000	FMC Corp.	1,345,960
27,000	Rockwood Holdings, Inc.	1,335,420
		4,128,760
	Commercial Banks - 6.06%
94,000	Associated Banc Corp.	1,233,280
28,000	Northern Trust Corp.	1,404,480
48,000	SunTrust Banks, Inc.	1,360,800
35,000	Wintrust Financial Corp.	1,284,500
		5,283,060
	Commercial Services & Supplies - 3.29%
37,762	Iron Mountain, Inc.	1,172,510
36,500	The ADT Corporation (a)	1,696,885
		2,869,395
	Computers & Peripherals - 1.52%
52,000	NCR Corp. (a)	1,324,960
	Construction & Engineering - 4.89%
30,000	Chicago Bridge & Iron Co. - ADR	1,390,500
57,000	Quanta Services, Inc. (a)	1,555,530
50,000	The Babcock & Wilcox Co. (a)	1,310,000
		4,256,030
	Consumer Finance - 1.44%
32,500	Discover Financial Services	1,252,875
	Diversified Financial Services - 4.36%
55,000	Air Lease Corp. (a)	1,182,500
32,000	CIT Group, Inc. (a)	1,236,480
32,000	Walter Investment Management Corp. (a)	1,376,640
		3,795,620
	Electrical Equipment - 1.54%
19,000	Regal Beloit Corp.	1,338,930
	Energy Equipment & Services - 1.59%
19,000	Dril-Quip, Inc. (a)	1,387,950
	Food Products - 4.02%
45,000	Hillshire Brands Co.	1,266,300
23,502	Kraft Foods Group, Inc. (a)	1,068,636
46,000	Mondelez International, Inc.	1,171,620
		3,506,556
	Gas Utilities - 1.27%
56,000	Questar Corp.	1,106,560
	Health Care Equipment & Supplies - 6.11%
22,500	Covidien PLC	1,299,150
31,000	Medtronic, Inc.	1,271,620
20,000	Teleflex, Inc.	1,426,200
63,000	Wright Medical Group, Inc. (a)	1,322,370
		5,319,340
	Health Care Providers & Services - 4.24%
30,000	AmerisourceBergen Corp.	1,295,400
28,000	Cardinal Health, Inc.	1,153,040
23,000	UnitedHealth Group, Inc.	1,247,520
		3,695,960
	Hotels, Restaurants & Leisure - 3.18%
207,500	Carrols Restaurant Group, Inc. (a)	1,240,850
100,000	Fiesta Restaurant Group, Inc. (a)	1,532,000
		2,772,850
	Household Durables - 1.63%
44,000	Toll Brothers, Inc. (a)	1,422,520
	Industrial Conglomerates - 6.43%
20,000	Dover Corp.	1,314,200
27,000	Eaton Corp. PLC	1,463,400
65,850	ITT Corp.	1,544,841
26,000	Pentair Ltd.	1,277,900
		5,600,341
	Insurance - 8.34%
15,000	Ace Ltd.	1,197,000
25,500	Aon PLC	1,417,800
33,000	Arthur J. Gallagher & Co.	1,143,450
27,000	Hanover Insurance Group, Inc.	1,045,980
16,000	PartnerRe Ltd.	1,287,840
31,000	W.R. Berkley Corp.	1,169,940
		7,262,010
	IT Services - 2.84%
51,000	Broadridge Financial Solutions, Inc.	1,166,880
37,500	Fidelity National Information Services, Inc.	1,305,375
		2,472,255
	Media - 4.41%
29,000	Lamar Advertising Co. (a)	1,123,750
32,000	Madison Square Garden, Inc. (a)	1,419,200
22,500	Scripps Networks Interactive, Inc.	1,303,200
		3,846,150
	Metals & Mining - 1.63%
23,000	Kaiser Aluminum Corp.	1,418,870
	Multiline Retail - 1.35%
29,000	Dollar Tree, Inc. (a)	1,176,240
	Oil, Gas & Consumable Fuels - 4.23%
16,500	Continental Resources, Inc. (a)	1,212,585
31,500	Walter Energy, Inc.	1,130,220
41,000	Williams Companies, Inc.	1,342,340
		3,685,145
	Pharmaceuticals - 2.98%
10,500	Perrigo Co.	1,092,315
60,000	Pfizer, Inc.	1,504,800
		2,597,115
	Real Estate Investment Trusts (REITs) - 1.49%
25,000	Rayonier, Inc.	1,295,750
	Road & Rail - 3.58%
9,000	Canadian Pacific Railway Ltd.	914,580
10,000	Genesee & Wyoming, Inc. (a)	760,800
11,500	Union Pacific Corp.	1,445,780
		3,121,160
	Software - 2.44%
274,500	Comverse Technology, Inc. (a)	1,054,080
37,500	Comverse, Inc. (a)	1,069,875
		2,123,955
	Specialty Retail - 1.38%
51,000	Sally Beauty Holdings, Inc. (a)	1,202,070
	Textiles, Apparel & Luxury Goods - 1.60%
39,000	Hanesbrands, Inc. (a)	1,396,980
	Total Common Stocks (Cost $65,003,407)	$87,134,023

	SHORT TERM INVESTMENTS - 0.11%
	Money Market Funds - 0.11%
99,220	Fidelity Government Portfolio, 0.01%	$99,220
	Total Short Term Investments (Cost $99,220)	$99,220

	Total Investments (Cost $65,102,627) - 100.12%	$87,233,243
	Liabilities in Excess of Other Assets - (0.12)%	(107,233)
	TOTAL NET ASSETS - 100.00%	$87,126,010

Percentages are stated as a percent of net assets.

ADR-	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Alternative Value Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.10%
	Aerospace & Defense - 1.12%
31,000	GenCorp, Inc. (a)	$283,650
	Auto Components - 1.16%
7,700	Delphi Automotive PLC (a)	294,525
	Building Products - 1.00%
4,000	A.O. Smith Corporation	252,280
	Capital Markets - 3.11%
10,000	Invesco Ltd.	260,900
20,000	Manning & Napier, Inc.	252,000
6,000	Oaktree Capital Group LLC	272,940
		785,840
	Chemicals - 3.42%
3,500	Ashland, Inc.	281,435
13,500	Chemtura Corp. (a)	287,010
4,400	W.R. Grace & Co. (a)	295,812
		864,257
	Commercial Banks - 2.01%
28,000	Boston Private Financial Holdings, Inc.	252,280
7,000	Wintrust Financial Corp.	256,900
		509,180
	Commercial Services & Supplies - 5.31%
25,000	A.T. Cross Company (a)	269,500
7,300	Avery Dennison Corp.	254,916
7,500	Corrections Corporation of America	266,025
8,651	Iron Mountain, Inc.	268,614
6,100	The ADT Corporation (a)	283,589
		1,342,644
	Construction & Engineering - 3.62%
6,500	Chicago Bridge & Iron Co. - ADR	301,275
35,000	Great Lakes Dredge & Dock Corp.	312,550
11,500	The Babcock & Wilcox Co. (a)	301,300
		915,125
	Consumer Finance - 0.99%
6,500	Discover Financial Services	250,575
	Diversified Financial Services - 5.42%
11,900	Air Lease Corp. (a)	255,850
7,000	CIT Group, Inc. (a)	270,480
11,500	Fidelity National Financial, Inc.	270,825
13,000	PHH Corp. (a)	295,750
6,500	Walter Investment Management Corp. (a)	279,630
		1,372,535
	Electrical Equipment - 2.24%
4,300	Franklin Electric, Inc.	267,331
8,700	Generac Holdings, Inc.	298,497
		565,828
	Energy Equipment & Services - 2.11%
3,400	Dril-Quip, Inc. (a)	248,370
13,800	Helix Energy Solutions Group, Inc. (a)	284,832
		533,202
	Food Products - 2.10%
12,000	Flowers Foods, Inc.	279,240
9,000	Hillshire Brands Co.	253,260
		532,500
	Health Care Equipment & Supplies - 4.19%
4,600	Covidien PLC	265,604
8,700	Hill-Rom Holdings, Inc.	247,950
28,000	Symmetry Medical, Inc. (a)	294,560
12,000	Wright Medical Group, Inc. (a)	251,880
		1,059,994
	Health Care Providers & Services - 2.06%
6,000	Cardinal Health, Inc.	247,080
10,000	Hanger Orthopedic Group, Inc. (a)	273,600
		520,680
	Home Furnishings - 1.04%
9,000	Fortune Brands Home & Security, Inc. (a)	262,980
	Hotels, Restaurants & Leisure - 8.87%
42,500	Carrols Restaurant Group, Inc. (a)	254,150
4,500	Cracker Barrel Old Country Store, Inc.	289,170
57,000	Denny's Corp. (a)	278,160
4,500	DineEquity, Inc. (a)	301,500
18,500	Fiesta Restaurant Group, Inc. (a)	283,420
32,000	Krispy Kreme Doughnuts, Inc. (a)	300,160
6,500	Marriott Vacations Worldwide Corp. (a)	270,855
5,000	Wyndham Worldwide Corp.	266,050
		2,243,465
	Household Durables - 3.24%
7,000	Meritage Homes Corp. (a)	261,450
16,500	Pulte Group, Inc. (a)	299,640
8,000	Toll Brothers, Inc. (a)	258,640
		819,730
	Industrial Conglomerates - 1.11%
12,000	ITT Corp.	281,520
	Insurance - 2.10%
7,000	Arthur J. Gallagher & Co.	242,550
12,000	First American Financial Corp.	289,080
		531,630
	IT Services - 1.13%
3,800	Wex, Inc. (a)	286,406
	Machinery - 12.28%
13,000	Briggs & Stratton Corp.	274,040
7,200	Colfax Corp. (a)	290,520
6,500	EnPro Industries, Inc. (a)	265,850
15,000	John Bean Technologies Corp.	266,550
7,000	L.B. Foster Co.	304,080
12,400	Rexnord Corp. (a)	264,120
6,000	Tennant Co.	263,700
11,400	Terex Corp. (a)	320,454
12,500	Titan International, Inc.	271,500
8,500	Trinity Industries, Inc.	304,470
3,200	Wabtec Corp.	280,128
		3,105,412
	Media - 3.10%
32,500	Belo Corp.	249,275
6,700	Lamar Advertising Co. (a)	259,625
6,200	Madison Square Garden, Inc. (a)	274,970
		783,870
	Metals & Mining - 2.12%
4,400	Kaiser Aluminum Corp.	271,436
17,000	Suncoke Energy, Inc. (a)	265,030
		536,466
	Multiline Retail - 1.07%
6,700	Dollar Tree, Inc. (a)	271,752
	Oil, Gas & Consumable Fuels - 1.13%
9,000	Oasis Petroleum, Inc. (a)	286,200
	Paper & Forest Products - 1.12%
4,000	Deltic Timber Corp.	282,480
	Real Estate Investment Trusts (REITs) - 4.56%
5,000	Rayonier, Inc.	259,150
8,646	Ryman Hospitality Properties, Inc.	332,523
12,500	Sabra Health Care REIT, Inc.	271,500
16,300	Spirit Reality Capital, Inc. (a)	289,814
		1,152,987
	Road & Rail - 4.68%
15,500	Avis Budget Group, Inc. (a)	307,210
3,000	Canadian Pacific Railway Ltd.	304,860
4,000	Genesee & Wyoming, Inc. (a)	304,320
3,200	Kansas City Southern	267,136
		1,183,526
	Software - 3.38%
77,500	Comverse Technology, Inc. (a)	297,600
10,000	Comverse, Inc. (a)	285,300
17,000	Monotype Imaging Holdings, Inc.	271,660
		854,560
	Specialty Retail - 3.08%
9,000	Aaron's, Inc.	254,520
7,900	Foot Locker, Inc.	253,748
9,000	Penske Automotive Group, Inc.	270,810
		779,078
	Textiles, Apparel & Luxury Goods - 1.13%
8,000	Hanesbrands, Inc. (a)	286,560
	Thrifts & Mortgage Finance - 3.98%
20,000	Capitol Federal Financial	233,800
21,500	Northwest Bancshares, Inc.	261,010
17,000	Oritani Financial Corp.	260,440
11,000	Territorial Bancorp, Inc.	251,350
		1,006,600
	Transportation Infrastructure - 1.12%
6,200	Macquarie Infrastructure Company LLC	282,472
	Total Common Stocks (Cost $19,196,972)	$25,320,509

Contracts
	PURCHASED OPTIONS - 1.57%
	Put Options - 1.57%
147	CBOE Russell 2000 Index
	Expiration: March 2013, Exercise Price: $840.00	$396,165
	Total Purchased Options (Cost $430,241)	$396,165

	WARRANTS - 0.00%
	Oil, Gas & Consumable Fuels - 0.00%
4,000	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50	$80
	Total Warrants (Cost $0)	$80

Shares
	SHORT TERM INVESTMENTS - 0.24%
	Money Market Funds - 0.24%
60,868	Fidelity Government Portfolio, 0.01%	$60,868
	Total Short Term Investments (Cost $60,868)	$60,868

	Total Investments (Cost $19,688,081) - 101.91%	$25,777,622
	Liabilities in Excess of Other Assets - (1.91)%	(483,649)
	TOTAL NET ASSETS - 100.00%	$25,293,973

Percentages are stated as a percent of net assets.

ADR-	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Options Written
December 31, 2012 (Unaudited)

Contracts		Value
	Call Options
147	CBOE Russell 2000 Index
	Expiration: March 2013, Exercise Price: $840.00	$514,500
	Total Written Options (Premium received $488,656)	$514,500

Keeley Funds, Inc.
Notes to the Schedule of Investments
December 31, 2012 (Unaudited)

1)     Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of December 31, 2012 only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $61,205,401 and received cash collateral for the loans of $62,646,845.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)     Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2012 through December 31, 2012.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance At October 1, 2012	Additions	Reductions	Share Balance At December 31, 2012	Dividend Income	Value At December 31, 2012	Realized Gains/(Loss)
Carrols Restaurant Group, Inc.	1,268,788	706,233	-	1,975,021	$-	$11,810,626	$-
Denny's Corp.	5,902,350	-	(173,500)	5,728,850	-	27,956,788	(78,281)
Gamco Investors, Inc.	363,000	-	-	363,000	816,750	19,264,410	-
Home Federal Bancorp, Inc.	1,091,500	10,000	-	1,101,500	198,270	13,691,645	-
L.B. Foster Co.	853,000	-	(103,000)	750,000	20,275	32,580,000	1,589,220
Marcus Corp.(1)	1,516,378	-	(1,516,378)	-	-	-	(10,879,641)
Westfield Financial, Inc.(1)	1,418,519	-	(1,418,519)	-	102,905	-	(5,319,830)
					$1,138,200	$105,303,469	$(14,688,532)

(1) Issuer was not an affiliate as of December 31, 2012

3)     Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

There were no transfers between levels 1 and 2 during the reporting period from September 30, 2012 to December 31, 2012.  Transfers between levels are recognized at the end of the reporting period.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$2,554,959,595	$-	$-	$2,554,959,595
Short Term Investments	1,335,349	61,312,000	-	62,647,349
Warrants	-	3,750	-	3,750

Total Investments in Securities	$2,556,294,944	$61,315,750	$-	$2,617,610,694

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$65,392,913	$-	$-	$65,392,913
Preferred Stocks*	323,200	-	-	323,200
Exchange Traded Funds*	188,775	-	-	188,775
Short Term Investments	1,974,222	-	-	1,974,222

Total Investments in Securities	$67,879,110	$-	$-	$67,879,110

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$188,158,297	$-	$-	$188,158,297
Short Term Investments	823	-	-	823
Warrants	-	450	-	450

Total Investments in Securities	$188,159,120	$450	$-	$188,159,570

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$57,152,048	$-	$-	$57,152,048
Short-Term Investments	42,014	-	-	42,014

Total Investments in Securities	$57,194,062	$-	$-	$57,194,062

Keeley Mid Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$9,421,923	$-	$-	$9,421,923
Short-Term Investments	249,252	-	-	249,252

Total Investments in Securities	$9,671,175	$-	$-	$9,671,175

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$87,134,023	$-	$-	$87,134,023
Short-Term Investments	99,220	-	-	99,220

Total Investments in Securities	$87,233,243	$-	$-	$87,233,243

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$25,320,509	$-	$-	$25,320,509
Purchased Options	396,165	-	-	396,165
Short-Term Investments	60,868	-	-	60,868
Warrants	-	80	-	80

Total Investments in Securities	$25,777,542	$80	$-	$25,777,622

Other Financial Instruments*
Written Options	$514,500	$-	$-	$514,500
Total Investments in Other Financial Instruments	$514,500	$-	$-	$514,500

*See the Schedule of Investments for the investments detailed by industry classification.

4)     Federal Tax Information

 The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows:1

	KEELEY Small Cap Value Fund (KSCVF)	KEELEY Small Cap Dividend Value Fund (KSDVF)	KEELEY Small-Mid Cap Value Fund (KSMVF)	KEELEY Mid Cap Value Fund (KMCVF)	KEELEY Mid Cap Dividend Value Fund (KMDVF)	KEELEY All Cap Value Fund (KACVF)	KEELEY Alternative Value Fund (KALVF)

Cost of Investments	$1,840,000,027	$59,653,551	$140,463,269	$41,392,255	$8,004,571	$65,102,627	$19,688,081

Gross unrealized appreciation on investments	793,297,362	10,212,079	48,247,338	16,053,915	1,741,830	22,448,712	6,147,685
Gross unrealized depreciation on investments	(15,686,695)	(1,986,520)	(551,037)	(252,108)	(75,226)	(318,096)	(58,144)
Gross unrealized appreciation on written options	-	-	-	-	-	-	-
Gross unrealized depreciation on written options	-	-	-	-	-	-	(25,844)
Gross unrealized appreciation on securities sold short	-	-	-	-	-	-	-
Gross unrealized depreciation on securities sold short	-	-	-	-	-	-	-
Net unrealized appreciation	$777,610,667	$8,225,559	$47,696,301	$15,801,807	$1,666,604	$22,130,616	$6,063,697

1     Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)     Derivatives:

None of the Funds (except KALVF) currently invests in derivatives.  KALVF invests in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF periodically (variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

The Funds did not enter into any futures contracts during the period ended December 31, 2012.

Short Positions – KALVF may hold short positions to the extent permitted by its investment policies and objectives.  A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  KALVF is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for their short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities.  The amount of segregated assets is required to be adjusted daily to reflect changes in market value of the securities sold short.  KALVF will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which KALVF replaces the borrowed security.  KALVF will realize a gain if the security sold short declines in price between those dates.  The potential loss of investing in a short position is unlimited.

The Funds did not hold any short positions during the period ended December 31, 2012.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  KALVF enters into options contracts to manage its exposure to the stock market.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.

KSCVF, KSDVF, KSMVF, KMCVF, KMDVF, and KACVF did not enter into any purchased or written options during the period ended December 31, 2012.  KALVF, however, had an average monthly market value of $316,513 for purchased options and an average monthly market value of $394,558 for written options during the period ended December 31, 2012.  The counterparty for these purchased and written options was Morgan Stanley.  KALVF held purchased options with a value of $396,165 and written options with a value of $514,500 as of December 31, 2012.

The premium amount and number of option contracts written during the period ended December 31, 2012 in KALVF were as follows:

	Amount of Premiums	Number of Contracts
Outstanding at 9/30/12	$258,860	(70)
Options Written	1,280,338	(446)
Options Expired	-	-
Options Exercised	-	-
Options Closed	(1,050,542)	369
Outstanding at 12/31/2012	$488,656	(147)

Warrants – The Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

KSCVF, KSMVF, and KALVF held warrants issued by Magnum Hunter Resources Corp. as of December 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc

By (Signature and Title) /s/ John L. Keeley, Jr.
 John L. Keeley, Jr., President

Date 2/13/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley, Jr.
   John L. Keeley, Jr., President

Date 2/13/13
By (Signature and Title)* /s/ Robert Kurinsky
   Robert Kurinsky, Treasurer

Date 2/13/13

* Print the name and title of each signing officer under his or her signature.